Income Taxes - Summary Of Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carry forwards (federal and state)	$ 18,070	$ 9,864
Tax credits (federal and state)	3,129	1,630
Accrued expenses and other liabilities	156	164
Capitalized research and development expenditures	835	835
Accrued landlord incentive	430	537
Stock based compensation	88	0
Total Deferred tax assets	22,708	13,030
Valuation allowance	22,201	12,417
Deferred tax liabilities:
Fixed assets	507	613
Total Deferred tax liabilities	507	613
Net deferred tax assets	$ 0	$ 0